Financial Instruments - Summary of Remaining Contractual Maturities Company's Financial Liabilities and Operating and Capital Commitments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for financial liabilities [line items]
Deferred payment obligation	$ 163	$ 182
Undiscounted Cash Flow [member]
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and accrued liabilities	549	570
Debt repayments (principal portion)	2,880	2,500
Deferred payment obligation	163	182
Other	22	29
Financial liabilities	3,618	3,283
Capital expenditure commitments	788	856
Operating expenditure commitments	1,039	619
Reclamation and closure cost obligations	1,961	1,572
Interest payments on debt	833	913
Minimum rental and lease payments	34	35
Other	19	16
Operating and capital commitment	4,674	4,011
Financial liabilities and operating capital commitments	8,292	7,294
Undiscounted Cash Flow [member] | Derivatives Designated as Hedges [member]
Disclosure of maturity analysis for financial liabilities [line items]
Derivative liabilities	2
Undiscounted Cash Flow [member] | Derivatives Not Designated as Hedges [member]
Disclosure of maturity analysis for financial liabilities [line items]
Derivative liabilities	2	$ 2
Within 1 Year [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for financial liabilities [line items]
Accounts payable and accrued liabilities	549
Debt repayments (principal portion)	880
Deferred payment obligation	10
Other	1
Financial liabilities	1,444
Capital expenditure commitments	301
Operating expenditure commitments	381
Reclamation and closure cost obligations	74
Interest payments on debt	72
Minimum rental and lease payments	10
Other	4
Operating and capital commitment	842
Financial liabilities and operating capital commitments	2,286
Within 1 Year [member] | Undiscounted Cash Flow [member] | Derivatives Designated as Hedges [member]
Disclosure of maturity analysis for financial liabilities [line items]
Derivative liabilities	2
Within 1 Year [member] | Undiscounted Cash Flow [member] | Derivatives Not Designated as Hedges [member]
Disclosure of maturity analysis for financial liabilities [line items]
Derivative liabilities	2
2 to 3 Years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for financial liabilities [line items]
Debt repayments (principal portion)	550
Deferred payment obligation	40
Other	4
Financial liabilities	594
Capital expenditure commitments	327
Operating expenditure commitments	145
Reclamation and closure cost obligations	50
Interest payments on debt	153
Minimum rental and lease payments	10
Other	15
Operating and capital commitment	700
Financial liabilities and operating capital commitments	1,294
4 to 5 Years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for financial liabilities [line items]
Debt repayments (principal portion)	1,000
Deferred payment obligation	40
Other	1
Financial liabilities	1,041
Capital expenditure commitments	62
Operating expenditure commitments	257
Reclamation and closure cost obligations	45
Interest payments on debt	105
Minimum rental and lease payments	6
Operating and capital commitment	475
Financial liabilities and operating capital commitments	1,516
Over 5 Years [member] | Undiscounted Cash Flow [member]
Disclosure of maturity analysis for financial liabilities [line items]
Debt repayments (principal portion)	450
Deferred payment obligation	73
Other	16
Financial liabilities	539
Capital expenditure commitments	98
Operating expenditure commitments	256
Reclamation and closure cost obligations	1,792
Interest payments on debt	503
Minimum rental and lease payments	8
Operating and capital commitment	2,657
Financial liabilities and operating capital commitments	$ 3,196